UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2009

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    CIM LLC
Address: 30 South Pearl Street
         Albany, NY  12207

13F File Number:  28-11985

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Thomas J Curran
Title:     President  / CCO
Phone:     518-391-4291

Signature, Place, and Date of Signing:

       /s/ Thomas J Curran     Albany, NY     April 20, 2009

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     30

Form13F Information Table Value Total:     $68,755 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ADOBE SYS INC                  COM              00724F101     2902   135655 SH       SOLE                   134200        0     1455
ALCON INC                      COM SHS          h01301102      473     5205 SH       SOLE                       55        0     5150
AMERICAN EXPRESS CO            COM              025816109      188    13800 SH       SOLE                        0        0    13800
AT&T INC                       COM              00206r102      296    11753 SH       SOLE                    11753        0        0
AUTOMATIC DATA PROCESSING IN   COM              053015103      234     6660 SH       SOLE                        0        0     6660
BECTON DICKINSON & CO          COM              075887109     2855    42453 SH       SOLE                    42033        0      420
C H ROBINSON WORLDWIDE INC     COM NEW          12541w209     3091    67765 SH       SOLE                    65820        0     1945
CISCO SYS INC                  COM              17275r102     3252   193918 SH       SOLE                   187358        0     6560
COLGATE PALMOLIVE CO           COM              194162103     2725    46200 SH       SOLE                    45720        0      480
DANAHER CORP DEL               COM              235851102     3030    55881 SH       SOLE                    55341        0      540
EXXON MOBIL CORP               COM              30231g102      917    13460 SH       SOLE                     1844        0    11616
GILEAD SCIENCES INC            COM              375558103      354     7650 SH       SOLE                        0        0     7650
JOHNSON & JOHNSON              COM              478160104     2919    55493 SH       SOLE                    54938        0      555
NOKIA CORP                     SPONSORED ADR    654902204     2914   249730 SH       SOLE                   222325        0    27405
NOVO-NORDISK A S               ADR              670100205     2939    61260 SH       SOLE                    56660        0     4600
ORACLE CORP                    COM              68389x105     3216   177987 SH       SOLE                   169388        0     8599
PEPSICO INC                    COM              713448108     3494    67867 SH       SOLE                    57912        0     9955
PRAXAIR INC                    COM              74005p104     3732    55456 SH       SOLE                    47586        0     7870
PROCTER & GAMBLE CO            COM              742718109      560    11882 SH       SOLE                     1340        0    10542
SAP AKTIENGESELLSCHAFT         SPONSORED ADR    803054204     3178    90065 SH       SOLE                    79650        0    10415
SELECT SECTOR SPDR TR          SBI INT-FINL     81369y605     6605   749680 SH       SOLE                   650435        0    99245
SELECT SECTOR SPDR TR          SBI INT-INDS     81369y704      504    27360 SH       SOLE                        0        0    27360
SELECT SECTOR SPDR TR          SBI INT-TECH     81369y803      758    48545 SH       SOLE                      375        0    48170
SPDR TR                        UNIT SER 1       78462f103     1783    22426 SH       SOLE                    22426        0        0
STAPLES INC                    COM              855030102     3032   167436 SH       SOLE                   165791        0     1645
STRYKER CORP                   COM              863667101     2421    71120 SH       SOLE                    70300        0      820
SUNCOR ENERGY INC              COM              867229106     3566   160550 SH       SOLE                   138805        0    21745
WAL MART STORES INC            COM              931142103     3208    61581 SH       SOLE                    54286        0     7295
WALGREEN CO                    COM              931422109     3007   115851 SH       SOLE                   106501        0     9350
ZIMMER HLDGS INC               COM              98956p102      602    16505 SH       SOLE                     1505        0    15000